United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                      811-1

                      (Investment Company Act File Number)


                       Federated Stock and Bond Fund, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 11/30/05


                 Date of Reporting Period: Quarter ended 2/28/05


Item 1.     Schedule of Investments


Federated Stock And Bond Fund, Inc.
Portfolio of Investments
February 28, 2005 (unaudited)


   Shares or
   Principal
   Amount                                                                             Value


                           Stocks--71.1%
                           Common Stocks--71.1%
                           Consumer Discretionary--9.0%
   65,400                  Clear Channel Communications, Inc.                 $       2,176,512
   80,300          (1)     Comcast Corp., Special Class A                             2,558,358
   59,200                  Gap (The), Inc.                                            1,262,736
   93,700                  Home Depot, Inc.                                           3,749,874
   36,800                  Johnson Controls, Inc.                                     2,174,880
   95,400                  McDonald's Corp.                                           3,155,832
   27,200                  Nike, Inc., Class B                                        2,365,040
   22,800                  Omnicom Group, Inc.                                        2,076,396
   61,400                  Target Corp.                                               3,120,348
   106,000                 Viacom, Inc., Class B                                      3,699,400
   151,500                 Walt Disney Co.                                            4,232,910
                           Total                                                      30,572,286
                           Consumer Staples--8.6%
   91,500                  Altria Group, Inc.                                         6,006,975
   75,800                  Coca-Cola Co.                                              3,244,240
   83,950                  Gillette Co.                                               4,218,488
   154,000                 Kroger Co.                                                 2,770,460
   60,600                  PepsiCo, Inc.                                              3,263,916
   36,000                  Procter & Gamble Co.                                       1,911,240
   55,400                  Sara Lee Corp.                                             1,240,960
   129,700                 Wal-Mart Stores, Inc.                                      6,693,817
                           Total                                                      29,350,096
                           Energy--7.2%
   49,900                  ChevronTexaco Corp.                                        3,097,792
   24,600                  ConocoPhillips                                             2,727,894
   193,800                 Exxon Mobil Corp.                                          12,269,478
   77,800                  Halliburton Co.                                            3,420,866
   63,900          (1)     Transocean Sedco Forex, Inc.                               3,097,872
                           Total                                                      24,613,902
                           Financials--13.5%
   58,000                  Allstate Corp.                                             3,113,440
   35,200                  American International Group, Inc.                         2,351,360
   1,000                   Arcadia Financial Ltd. - Warrants                          0
   80,900                  Bank of America Corp.                                      3,773,985
   81,300                  Bank of New York Co., Inc.                                 2,459,325
   129,200                 Citigroup, Inc.                                            6,165,424
   36,200                  Federal National Mortgage Association                      2,116,252
   37,900                  Goldman Sachs Group, Inc.                                  4,123,520
   128,600                 J.P. Morgan Chase & Co.                                    4,700,330
   28,900                  Lehman Brothers Holdings, Inc.                             2,635,102
   67,400                  MBNA Corp.                                                 1,709,938
   67,900                  Merrill Lynch & Co., Inc.                                  3,977,582
   72,400                  Morgan Stanley                                             4,088,428
   47,600                  Wachovia Corp.                                             2,523,276
   38,600                  Wells Fargo & Co.                                          2,292,068
                           Total                                                      46,030,030
                           Healthcare--6.7%
   59,000                  Abbott Laboratories                                        2,713,410
   73,100                  Baxter International, Inc.                                 2,606,746
   1,750           (1)     Biogen Idec, Inc.                                          67,638
   42,225                  Johnson & Johnson                                          2,769,960
   41,300                  McKesson HBOC, Inc.                                        1,542,142
   78,300                  Medtronic, Inc.                                            4,080,996
   47,900                  Merck & Co., Inc.                                          1,518,430
   145,100                 Pfizer, Inc.                                               3,814,679
   94,900                  Wyeth                                                      3,873,818
                           Total                                                      22,987,819
                           Industrials--8.5%
   46,100                  3M Co.                                                     3,869,634
   20,800                  Caterpillar, Inc.                                          1,977,040
   56,500                  Cendant Corp.                                              1,249,780
   20,400                  Deere & Co.                                                1,450,644
   308,100                 General Electric Co.                                       10,845,120
   24,600                  Ingersoll-Rand Co., Class A                                2,072,550
   2,825           (1)     PHH Corp.                                                  59,325
   59,000                  Raytheon Co.                                               2,256,160
   93,400                  Tyco International Ltd.                                    3,127,032
   73,200                  Waste Management, Inc.                                     2,140,368
                           Total                                                      29,047,653
                           Information Technology--12.4%
   69,100                  Analog Devices, Inc.                                       2,537,352
   406,800         (1)     Applied Materials, Inc.                                    7,119,000
   255,200         (1)     Cisco Systems, Inc.                                        4,445,584
   70,200          (1)     Dell, Inc.                                                 2,814,318
   260,800                 EMC Corp. Mass                                             3,301,728
   213,900                 Intel Corp.                                                5,129,322
   36,900                  International Business Machines Corp.                      3,416,202
   68,800          (1)     KLA-Tencor Corp.                                           3,399,408
   44,700          (1)     Lam Research Corp.                                         1,405,368
   3,660                   Lucent Technologies, Inc., Warrants 12/10/2004             3,257
   232,900                 Microsoft Corp.                                            5,864,422
   226,400         (1)     Oracle Corp.                                               2,922,824
                           Total                                                      42,358,785
                           Materials--1.7%
   77,400                  Alcoa, Inc.                                                2,486,088
   53,700                  Du Pont (E.I.) de Nemours & Co.                            2,862,210
   15,600                  International Paper Co.                                    582,660
                           Total                                                      5,930,958
                           Telecommunication Services--2.9%
   109,500                 BellSouth Corp.                                            2,825,100
   140,700                 SBC Communications, Inc.                                   3,383,835
   107,000                 Verizon Communications                                     3,848,790
                           Total                                                      10,057,725
                           Utilities--0.6%
   440             (1)     NRG Energy, Inc.                                           16,944
   84,500                  NiSource, Inc.                                             1,913,080
                           Total                                                      1,930,024
                           Total Common Stocks (identified cost
                           $204,663,671)                                              242,879,278
                           Asset-Backed Securities--0.2%
$  224,218        (2,3)    125 Home Loan Owner Trust 1998-1A B1, 9.260%,
                           02/15/2029                                                 226,460
   286,481                 Residential Asset Mortgage Pro 2003RS11 AIIB,
                           2.860%, 12/25/2033                                         286,616
                           Total Asset-Backed Securities (identified cost
                           $510,595)                                                  513,076
                           Collateralized Mortgage Obligations--0.7%
   1,036,156               Federal National Mortgage Association REMIC
                           2002-52 FG, 3.030%, 9/25/2032                              1,042,140
   782,755                 Morgan Stanley Capital, Inc. 2004-T13 A1,
                           2.850%, 9/13/2045                                          758,748
   13,574          (2)     SMFC Trust Asset-Backed Certificates, 1997-A
                           B1-4, 3.191%, 1/28/2027                                    10,724
   419,291                 Wells Fargo Mortgage Backed Se 2003-18 Series
                           2003-18, Class A1, 5.500%, 12/25/2033                      420,066
                           Total Collateralized Mortgage Obligations
                           (identified cost $2,255,941)                               2,231,678
                           Corporate Bonds--8.2%
                           Basic Industry - Chemicals--0.0%
   80,000                  Albemarle Corp., Sr. Note, 5.100%, 2/01/2015               79,472
                           Basic Industry - Metals & Mining--0.1%
   100,000                 Inco Ltd., 5.700%, 10/15/2015                              103,744
   100,000                 Thiokol Corp., Sr. Note, 6.625%, 3/01/2008                 106,564
                           Total                                                      210,308
                           Basic Industry - Paper--0.2%
   70,000                  International Paper Co., 5.500%, 1/15/2014                 72,671
   200,000                 Louisiana-Pacific Corp., 8.875%, 8/15/2010                 235,294
   150,000                 Pope & Talbot, Inc., 8.375%, 6/1/2013                      159,000
   275,000                 Weyerhaeuser Co., Deb., 7.375%, 3/15/2032                  332,684
                           Total                                                      799,649
                           Capital Goods - Diversified Manufacturing--0.3%
   250,000                 General Electric Co., Note, 5.000%, 2/01/2013              254,537
   250,000                 Kennametal, Inc., 7.200%, 6/15/2012                        277,875
   250,000        (2,3)    Tyco International Group, 4.436%, 6/15/2007                251,132
   20,000                  Tyco International Group, Company Guarantee,
                           6.875%, 1/15/2029                                          23,086
   250,000                 Tyco International Group, Note, 5.800%,
                           8/01/2006                                                  256,620
                           Total                                                      1,063,250
                           Communications - Media & Cable--0.5%
   100,000                 Comcast Corp., 7.050%, 3/15/2033                           116,682
   200,000                 Continental Cablevision, Sr. Note, 8.300%,
                           5/15/2006                                                  210,404
   110,000        (2,3)    Cox Communications, Inc., 4.625%, 1/15/2010                108,808
   120,000        (2,3)    Cox Communications, Inc., 5.450%, 12/15/2014               120,395
   750,000                 Cox Communications, Inc., 7.750%, 8/15/2006                787,250
   250,000                 Lenfest Communication , Inc., Sr. Note, 8.375%,
                           11/1/2005                                                  259,128
                           Total                                                      1,602,667
                           Communications - Media Noncable--0.3%
   500,000                 British Sky Broadcasting Group PLC, Note,
                           6.875%, 2/23/2009                                          541,047
   250,000                 Clear Channel Communicat, 3.125%, 2/01/2007                244,736
   300,000                 Univision Communications,, Sr. Note, 3.500%,
                           10/15/2007                                                 293,186
                           Total                                                      1,078,969
                           Communications - Telecom Internet--0.0%
   50,000                  Insight Midwest LP, Sr. Note, 9.750%, 10/01/2009           52,563
                           Communications - Telecom Wireless--0.2%
   250,000                 AT&T Wireless Services, , Sr. Note, 7.350%,
                           3/01/2006                                                  258,507
   500,000                 Sprint Capital Corp., 7.125%, 1/30/2006                    514,532
                           Total                                                      773,039
                           Communications - Telecom Wirelines--0.4%
   100,000                 BellSouth Corp., 5.200%, 9/15/2014                         101,649
   150,000                 Citizens Communications , 9.000%, 8/15/2031                172,688
   250,000                 Citizens Communications , Unsecd. Note, 9.250%,
                           5/15/2011                                                  289,375
   100,000                 Deutsche Telekom Interna, 5.250%, 7/22/2013                102,236
   100,000                 SBC Communications, Inc., 5.100%, 9/15/2014                100,149
   200,000                 Telefonos de Mexico, Note, 4.500%, 11/19/2008              200,217
   400,000                 Verizon Global Funding, 7.750%, 6/15/2032                  500,648
                           Total                                                      1,466,962
                           Consumer Cyclical - Automotive--0.6%
   250,000                 DaimlerChrysler NA, 6.500%, 11/15/2013                     270,455
   250,000                 Ford Motor Credit Co., Note, 7.375%, 10/28/2009            262,358
   100,000                 General Motors Acceptance, 4.500%, 7/15/2006               99,887
   500,000                 General Motors Acceptance, 7.500%, 7/15/2005               506,982
   500,000                 General Motors Corp., Note, 7.200%, 1/15/2011              497,051
   250,000                 General Motors Corp., Note, 8.375%, 7/15/2033              246,233
                           Total                                                      1,882,966
                           Consumer Cyclical - Entertainment--0.2%
   300,000                 AOL Time Warner, Inc., Bond, 7.700%, 5/01/2032             371,439
   300,000                 Carnival Corp., 3.750%, 11/15/2007                         296,532
   20,000                  International Speedway C, 4.200%, 4/15/2009                19,640
   80,000                  International Speedway C, 5.400%, 4/15/2014                81,465
                           Total                                                      769,076
                           Consumer Cyclical - Retailers--0.3%
   500,000                 CVS Corp., 5.625%, 3/15/2006                               509,875
   249,292        (2,3)    CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027              247,881
   90,000                  Neiman-Marcus Group, Inc., Sr. Deb., 7.125%,
                           6/01/2028                                                  103,909
   250,000                 Wal-Mart Stores, Inc., Unsecd. Note, 3.375%,
                           10/01/2008                                                 243,807
                           Total                                                      1,105,472
                           Consumer Non-Cyclical Food/Beverage--0.2%
   75,000                  Diageo Finance BV, Unsecd. Note, 3.000%,
                           12/15/2006                                                 73,886
   500,000                 Kraft Foods, Inc., Note, 4.625%, 11/01/2006                506,105
                           Total                                                      579,991
                           Consumer Non-Cyclical Healthcare--0.1%
   260,000                 Boston Scientific Corp., 5.450%, 6/15/2014                 268,195
                           Consumer Non-Cyclical Pharmaceuticals--0.1%
   100,000                 Pharmacia Corp., Sr. Deb., 6.500%, 12/01/2018              114,399
   100,000                 Wyeth, Unsecd. Note, 5.500%, 2/01/2014                     103,614
                           Total                                                      218,013
                           Consumer Non-Cyclical Supermarkets--0.1%
   250,000                 Kroger Co., 7.500%, 4/01/2031                              301,575
                           Consumer Non-Cyclical Tobacco--0.0%
   65,000                  Altria Group, Inc., 5.625%, 11/04/2008                     67,272
   70,000                  Philip Morris, Note, 6.375%, 2/1/2006                      71,572
                           Total                                                      138,844
                           Energy - Independent--0.1%
   75,000                  Calpine Corp., Note, 7.750%, 4/15/2009                     53,625
   120,000                 Canadian Natural Resourc, 4.900%, 12/01/2014               118,074
   174,040        (2,3)    Ras Laffan Liquified Nat, 3.437%, 9/15/2009                167,075
                           Total                                                      338,774
                           Energy - Integrated--0.3%
   250,000                 Conoco, Inc., 5.450%, 10/15/2006                           256,375
   500,000                 Husky Oil Ltd., Company Guarantee, 8.900%,
                           8/15/2028                                                  561,506
   35,000                  Petro-Canada, Deb., 7.000%, 11/15/2028                     40,495
   100,000        (2,3)    Statoil ASA, 5.125%, 4/30/2014                             101,714
                           Total                                                      960,090
                           Energy - Oil Field Services--0.0%
   50,000                  Noble Drilling Corp., Sr. Note, 7.500%,
                           3/15/2019                                                  57,909
                           Energy - Refining--0.1%
   300,000                 Valero Energy Corp., 7.500%, 4/15/2032                     370,917
                           Financial Institution - Banking--0.6%
   300,000                 Corp Andina De Fomento, Bond, 7.375%, 1/18/2011            340,188
   750,000                 Firstbank Puerto Rico, Sub. Note, 7.625%,
                           12/20/2005                                                 761,809
   60,000                  HSBC USA, Inc., Sub. Note, 6.625%, 3/01/2009               64,687
   477,778        (2,3)    Regional Diversified Funding, 9.25%, 3/15/2030             575,216
   100,000                 US BANK NA, 6.300%, 2/04/2014                              110,067
   120,000                 Union Planters Corp., 4.375%, 12/01/2010                   118,307
   210,000                 Wachovia Bank N.A., Sub. Note, 4.875%, 2/01/2015           208,431
                           Total                                                      2,178,705
                           Financial Institution - Brokerage--0.4%
   190,000        (2,3)    Amvescap PLC, 4.500%, 12/15/2009                           186,016
   500,000        (2,3)    FMR Corp., 4.750%, 3/01/2013                               490,915
   250,000                 Goldman Sachs Group, Inc., 6.125%, 2/15/2033               266,102
   250,000                 Lehman Brothers Holdings, 7.875%, 8/15/2010                287,957
   250,000                 Morgan Stanley Group, In, 5.300%, 3/01/2013                257,553
                           Total                                                      1,488,543
                           Financial Institution - Finance Noncaptive--0.3%
   345,000        (2,3)    Berkshire Hathaway, Inc., 4.85%, 1/15/2015                 342,820
   250,000                 Capital One Financial , Note, 7.125%, 8/01/2008            269,726
   30,000                  Heller Financial, Inc., Note, 7.375%, 11/01/2009           33,697
   220,000                 SLM Corp., Floating Rate Note, 12/15/2014                  219,450
                           Total                                                      865,693
                           Financial Institution - Insurance - Life--1.2%
   400,000                 AXA-UAP, Sub. Note, 8.600%, 12/15/2030                     540,316
   1,250,000               Delphi Funding, 9.310%, 3/25/2027                          1,400,000
   750,000        (2,3)    Life Re Capital Trust I, Company Guarantee,
                           8.720%, 6/15/2027                                          832,808
   300,000        (2,3)    Pacific LifeCorp., Bond, 6.600%, 9/15/2033                 337,656
   750,000        (2,3)    Union Central Life Ins Co, Note, 8.200%,
                           11/1/2026                                                  863,970
                           Total                                                      3,974,750
                           Financial Institution - Insurance - P&C--0.1%
   250,000        (2,3)    MBIA Global Funding LLC, 2.875%, 11/30/2006                245,565
   100,000        (2,3)    Oil Insurance Ltd., Sub. Deb., 5.150%, 8/15/2033           100,987
                           Total                                                      346,552
                           Financial Institution - REITs--0.1%
   45,000                  Mack-Cali Realty Corp., Note, 7.250%, 3/15/2009            49,335
   250,000                 Simon Property Group, Inc, 6.350%, 8/28/2012               270,443
                           Total                                                      319,778
                           Sovereign--0.1%
   300,000                 KFW-Kredit Wiederaufbau, 2.700%, 3/01/2007                 293,310
   175,000                 United Mexican States, 6.625%, 3/03/2015                   187,950
                           Total                                                      481,260
                           State/Provincial--0.2%
   650,000                 New South Wales, State of, Local Gov't.
                           Guarantee, 6.500%, 5/01/2006                               520,283
                           Supranational--0.2%
   76,000,000              Intl Bk Recon & Develop, 2.000%, Series 670,
                           2/18/2008                                                  766,797
                           Technology--0.1%
   200,000                 Deluxe Corp., 5.125%, 10/01/2014                           193,326
   200,000                 First Data Corp., 4.700%, 8/01/2013                        199,162
                           Total                                                      392,488
                           Transportation - Airlines--0.1%
   255,000                 Southwest Airlines Co., Deb., 7.375%, 3/1/2027             294,285
                           Transportation - Railroads--0.2%
   100,000                 Burlington Northern Sant, 4.875%, 1/15/2015                99,227
   140,000                 Burlington Northern, Inc., Mtg. Bond, 9.250%,
                           10/01/2006                                                 150,850
   200,000                 Canadian Pacific RR, 6.250%, 10/15/2011                    217,672
   100,000                 Union Pacific Corp., 4.875%, 1/15/2015                     98,403
                           Total                                                      566,152
                           Transportation - Services--0.1%
   200,000                 FedEx Corp., Note, 2.650%, 4/01/2007                       194,568
                           Utility - Electric--0.4%
   200,000                 Alabama Power Co., 2.800%, 12/01/2006                      196,460
   250,000                 American Electric Power C, Note, 6.125%,
                           5/15/2006                                                  256,900
   250,000                 Consolidated Natural Gas, 5.000%, 12/01/2014               250,347
   300,000                 FirstEnergy Corp., 5.500%, 11/15/2006                      306,794
   120,000                 MidAmerican Energy Co., 4.650%, 10/01/2014                 117,994
   130,000                 Pacific Gas & Electric C, 6.050%, 3/01/2034                137,713
   100,000                 Pacific Gas & Electric Co., Unsecd. Note,
                           4.200%, 3/01/2011                                          97,396
                           Total                                                      1,363,604
                           Total Corporate Bonds (identified cost
                           $26,868,846)                                               27,872,159
                           Government Agencies--1.5%
   1,000,000               Federal Home Loan Mortgage Corp., 5.750%,
                           4/15/2008                                                  1,050,990
   375,000                 Federal Home Loan Mortgage Corp., 6.250%,
                           7/15/2032                                                  439,103
   3,000,000               Federal National Mortgage Association, 4.250%,
                           5/15/2009                                                  3,007,350
   500,000                 Federal National Mortgage Association, 4.375%,
                           10/15/2006                                                 505,845
                           Total Government Agencies (identified cost
                           $4,953,271)                                                5,003,288
                           Governments/Agencies--0.4%
   350,000                 Germany, Government of, Bond, 3.75%, 1/04/2009             477,014
   85,000,000              Italy, Series INTL, .65%, 3/20/2009                        820,606
                           Total Governments/Agencies (identified cost
                           $1,078,228)                                                1,297,620
                           Mortgage-Backed Securities--0.0%
   16,406                  Federal Home Loan Mortgage Corp. Pool C25621,
                           6.500%, 5/1/2029                                           17,135
   6,727                   Federal Home Loan Mortgage Corp. Pool E77591,
                           6.500%, 7/1/2014                                           7,083
   9,293                   Federal National Mortgage Association Pool
                           303168, 9.500%, 30 Year, 2/1/2025                          10,259
   5,655                   Federal National Mortgage Association Pool
                           323159, 7.500%, 4/1/2028                                   6,079
   3,019                   Federal National Mortgage Association Pool
                           323970, 7.000%, 15 Year, 10/1/2014                         3,187
   9,893                   Federal National Mortgage Association Pool
                           443215, 6.000%, 10/1/2028                                  10,178
   10,471                  Federal National Mortgage Association Pool
                           511365, 7.000%, 8/1/2029                                   11,080
   1,098                   Federal National Mortgage Association Pool
                           514184, 7.500%, 9/1/2029                                   1,178
   4,244                   Government National Mortgage Association Pool
                           352214, 7.000%, 4/15/2023                                  4,507
   2,459                   Government National Mortgage Association Pool
                           462739, 7.500%, 5/15/2028                                  2,659
   3,170                   Government National Mortgage Association Pool
                           464835, 6.500%, 9/15/2028                                  3,345
   6,497                   Government National Mortgage Association Pool
                           780339, 8.000%, 30 Year, 12/15/2023                        7,049
                           Total Mortgage-Backed Securities (identified
                           cost $79,112)                                              83,739
                           U.S. Treasury--2.0%
   1,744,312               U.S. Treasury Inflation Protected Note, Series
                           A-2015, 1.625%, 1/15/2015                                  1,733,131
   1,650,000               United States Treasury Bond, 12.750%, 11/15/2010           1,759,313
   1,500,000               United States Treasury Bond, 6.250%, 8/15/2023             1,768,125
   730,000                 United States Treasury Note, 3.250%, 8/15/2007             722,926
   500,000                 United States Treasury Note, 4.000%, 2/15/2014             487,735
   35,000                  United States Treasury Note, 4.375%, 8/15/2012             35,350
   300,000                 United States Treasury Note, 4.750%, 5/15/2014             308,952
   35,000                  United States Treasury Note, 4.875%, 2/15/2012             36,466
   40,000                  United States Treasury Note, 5.000%, 2/15/2011             41,931
                           Total U.S. Treasury (identified cost $6,902,228)           6,893,929
                           Mutual Funds--10.9%(4)
   229,225                 Emerging Markets Fixed Income Core Fund                    3,814,989
   2,697,554               Federated Mortgage Core Portfolio                          27,245,298
   891,118                 High Yield Bond Portfolio                                  6,309,116
                           Total Mutual Funds (identified cost $35,347,903)           37,369,403
                           Repurchase Agreement--4.5%
$  15,477,000              Interest in $2,000,000,000 joint repurchase
                           agreement with Barclays Capital, Inc., 2.64%,
                           dated 2/28/2005 to be repurchased at
                           $15,478,135 on 3/1/2005, collateralized by U.S.
                           Government Agency Obligations with various
                           maturities to 11/15/2030, collateral market
                           value $2,040,000,470 (at amortized cost)                   15,477,000
                           Total Investments--99.5%
                           (identified cost $298,136,795)(5)                          339,621,170
                           Other assets and liabilities--net--0.5%                    1,733,845
                           Total Net assets--100%                              $      341,355,011

1    Non-income producing security.

2    Denotes a restricted  security,  including  securities purchased under Rule
     144A of the Securities Act 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At February 28, 2005, these securities amounted to $5,210,142 which represents 1.5% of total net assets.

3    Denotes a restricted  security,  including  securities purchased under Rule
     144A that have been deemed liquid by criteria approved by the Fund's Board of Directors (the "Directors"). At February 28, 2005, these securities amounted to $5,199,418 which represents 1.5% of total net assets.

       Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at February 28, 2005 is as follows:

       Security                                   Acquisition Date    Acquisition Cost

       SMFC Trust Asset-Backed Certificates,      2/4/1998            $12,415
       Series 1997-A B1-4, 1/28/2027

4    Affiliated companies.

5    The cost of investments for federal tax purposes was $298,150,183.  The net unrealized  appreciation of investments for federal tax purposes  excluding any  unrealized  appreciation  resulting  from changes in foreign  currency
     exchange   rates  was   $41,470,987.   This  consists  of  net   unrealized
     appreciation  from  investments  for those  securities  having an excess of value  over  cost of  $46,026,535  and  net  unrealized  depreciation  from investments  for those  securities  having an excess of cost over  value of
     $4,555,548.


Note: The categories of investments are shown as a percentage of total net assets at February 28, 2005.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Directors.

The following acronyms are used throughout this portfolio:

REITs--Real Estate Investment Trusts
REMIC--Real Estate Mortgage Investment Conduit

Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Stock and Bond Fund, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        April 19, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        April 19, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        April 19, 2005